Estimates, Significant Accounting Policies and Balance Sheet Detials (Changes in the carrying amount of goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill, Beginning Balance	$ 5,428	$ 7,642
Goodwill acquired	428
Impairment losses	(670)	(205)
Goodwill, Written off Related to Sale of Business Unit	(1,289)	(2,018)
Other		9
Goodwill, Ending Balance	3,897	5,428
Intrastate Transportation And Storage [Member]
Goodwill, Beginning Balance	10	10
Goodwill acquired	0
Impairment losses	0	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Other		0
Goodwill, Ending Balance	10	10
Interstate Transportation and Storage [Member]
Goodwill, Beginning Balance	912	1,011
Goodwill acquired	0
Impairment losses	638	99
Goodwill, Written off Related to Sale of Business Unit	0	0
Other		0
Goodwill, Ending Balance	274	912
Midstream [Member]
Goodwill, Beginning Balance	718	767
Goodwill acquired	177
Impairment losses	32	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Other		(49)
Goodwill, Ending Balance	863	718
NGL and refined products transportation and services [Member]
Goodwill, Beginning Balance	772	878
Goodwill acquired	0
Impairment losses	0	106
Goodwill, Written off Related to Sale of Business Unit	0	0
Other		0
Goodwill, Ending Balance	772	772
Crude oil transportation and services [Member]
Goodwill, Beginning Balance	912	912
Goodwill acquired	251
Impairment losses	0	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Other		0
Goodwill, Ending Balance	1,163	912
Other Segments [Member]
Goodwill, Beginning Balance	2,104	4,064
Goodwill acquired	0
Impairment losses	0	0
Goodwill, Written off Related to Sale of Business Unit	(1,289)	(2,018)
Other		58
Goodwill, Ending Balance	$ 815	$ 2,104